TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other provisions disclosures
Provision for tax, civil, and labor liabilities	R$ 827,883	R$ 2,239,226
Reversal of contingent liabilities, net	929,711
Reversal of monetary update of contingent liabilities, net	369,819
Judicial deposits, ICMS legal proceeding	1,691,596
Tax, labor and civil provisions
Other provisions disclosures
Provision for tax, civil, and labor liabilities	827,883	2,239,226	R$ 1,904,730
ICMS (state VAT)
Other provisions disclosures
Provision for tax, civil, and labor liabilities	2,821	67,942
Corporate Income Tax and Social Contribution Tax
Other provisions disclosures
Provision for tax, civil, and labor liabilities	39,256	37,376
Emergency Capacity Charge and Extraordinary Rate Adjustment
Other provisions disclosures
Provision for tax, civil, and labor liabilities	9,278	8,852
Financing of social integration program and Social security financing
Other provisions disclosures
Provision for tax, civil, and labor liabilities	163,981	1,678,778
Other tax provisions and Social security contributions
Other provisions disclosures
Provision for tax, civil, and labor liabilities	42,285	36,823
Labor provisions
Other provisions disclosures
Provision for tax, civil, and labor liabilities	517,329	358,901
Civil provisions
Other provisions disclosures
Provision for tax, civil, and labor liabilities	R$ 52,933	R$ 50,554